Derivative Financial Instruments	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Derivative Financial Instruments [Abstract]
DERIVATIVE FINANCIAL INSTRUMENTS

NOTE 12 – DERIVATIVE FINANCIAL INSTRUMENTS

Derivative financial instruments are comprised of the fair value of conversion features embedded in convertible promissory notes for which the conversion rate is not fixed, but instead is adjusted based on a discount to the market price of the Company’s common stock. The fair market value of the derivative liabilities was calculated at inception of each convertible promissory notes for which the conversion rate is not fixed and allocated to the respective convertible notes, with any excess recorded as a charge to “Financing cost.” The derivative financial instruments are then revalued at the end of each period, with the change in value recorded to “Change in fair value of on derivative financial instruments.”

Derivative financial instruments and changes thereto recorded in the three months ended March 31, 2026 and 2025 include the following:

	Three Months Ended March 31,
	2026	2025

Balance, beginning of period	$23,846	$—
Inception of derivative financial instruments	48,519	62,017
Change in fair value of derivative financial instruments	(32,169)	(45,038)
Conversion or extinguishment of derivative financial instruments	—	—

Balance, end of period	$40,196	$16,979

Fair market value of the derivative financial instruments is measured using the following range of assumptions:

	Three Months Ended March 31,
	2026	2025

Pricing model utilized	Binomial Lattice	Binomial Lattice
Risk free rate range	3.70% to 3.72%	4.15% to 4.18%
Expected life range (in years)	0.16 to 0.63	0.83 to 0.85
Volatility range	147.11% to 217.25%	164.80% to 165.62%
Dividend yield	0.00%	0.00%

The entire amount of derivative instrument liabilities is classified as current due to the fact that settlement of the derivative instruments could be required within twelve months of the balance sheet date.

NOTE 13 – DERIVATIVE FINANCIAL INSTRUMENTS

Derivative financial instruments are comprised of the fair value of conversion features embedded in convertible promissory notes for which the conversion rate is not fixed, but instead is adjusted based on a discount to the market price of the Company’s common stock. The fair market value of the derivative liabilities was calculated at inception of each convertible promissory notes for which the conversion rate is not fixed and allocated to the respective convertible notes, with any excess recorded as a charge to “Financing cost.” The derivative financial instruments are then revalued at the end of each period, with the change in value recorded to “Change in fair value of on derivative financial instruments.”

Derivative financial instruments and changes thereto recorded in the years ended December 31, 2025 and 2024 include the following:

	Year Ended December 31,
	2025	2024

Balance, beginning of period	$–	$–
Inception of derivative financial instruments	90,350	–
Change in fair value of derivative financial instruments	(8,644)	–
Conversion or extinguishment of derivative financial instruments	(57,860)	–

Balance, end of period	$23,846	$–

Fair market value of the derivative financial instruments is measured using the following range of assumptions:

	Year Ended December 31,
	2025	2024

Pricing model utilized	Binomial Lattice	–
Risk free rate range	3.59% to 4.29%	–
Expected life range (in years)	0.13 to 0.87	–
Volatility range	164.80% to 297.56%	–
Dividend yield	0.00%	–

The entire amount of derivative instrument liabilities is classified as current due to the fact that settlement of the derivative instruments could be required within twelve months of the balance sheet date. The Company had no derivative financial instruments in the year ended December 31, 2024.